NOTE 4 - PROPERTY AND EQUIPMENT (Detail) - Schedule of property, plant, and equipment (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property, plant and equipment, gross	$ 982,915	$ 11,049,460
Less accumulated Depreciation		92,902
	982,915	10,956,558
Computer Equipment [Member]
Property, plant and equipment, gross		28,103
Equipment [Member]
Property, plant and equipment, gross	147,362	319,990
Property, Plant and Equipment, Other Types [Member]
Property, plant and equipment, gross	390,000	9,688,974
Leasehold Improvements [Member]
Property, plant and equipment, gross		195,165
Vehicles [Member]
Property, plant and equipment, gross	$ 445,553	$ 817,228